Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation Breakout (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trading assets, excluding derivatives [Member]
Assets:
Purchases	$ 1,183	$ 1,756	$ 1,272
Sales	(1,341)	(1,785)	(2,140)
Issuances	1	0	0
Settlements	(47)	(48)	(45)
Purchases, sales, issuances and settlements, net	(204)	(77)	(913)
Trading securities [Member]
Assets:
Purchases	1,172	1,756	1,272
Sales	(1,340)	(1,785)	(2,140)
Issuances	0	0	0
Settlements	(47)	(48)	(45)
Purchases, sales, issuances and settlements, net	(215)	(77)	(913)
Trading securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Purchases	10	127	85
Sales	(12)	(136)	(95)
Issuances	0	0	0
Settlements	0	(1)	0
Purchases, sales, issuances and settlements, net	(2)	(10)	(10)
Trading securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Purchases	1,057	1,030	829
Sales	(1,174)	(1,064)	(1,478)
Issuances	0	0	0
Settlements	(4)	(3)	0
Purchases, sales, issuances and settlements, net	(121)	(37)	(649)
Trading securities [Member] | Corporate debt securities [Member]
Assets:
Purchases	85	117	192
Sales	(106)	(117)	(237)
Issuances	0	0	0
Settlements	0	(1)	0
Purchases, sales, issuances and settlements, net	(21)	(1)	(45)
Trading securities [Member] | Mortgage-backed securities [Member]
Assets:
Purchases	3	429	49
Sales	(1)	(420)	(159)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	2	9	(110)
Trading securities [Member] | Asset-backed securities [Member]
Assets:
Purchases	17	53	116
Sales	(47)	(45)	(169)
Issuances	0	0	0
Settlements	(40)	(43)	(45)
Purchases, sales, issuances and settlements, net	(70)	(35)	(98)
Trading securities [Member] | Equity securities [Member]
Assets:
Purchases	0	0	1
Sales	0	(3)	(2)
Issuances	0	0	0
Settlements	(3)	0	0
Purchases, sales, issuances and settlements, net	(3)	(3)	(1)
Other trading asset [Member]
Assets:
Purchases	11	0	0
Sales	(1)	0	0
Issuances	1	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	11	0	0
Available-for-sale securities [Member]
Assets:
Purchases	345	3,923	12,684
Sales	(305)	(182)	(462)
Issuances	868	2,831	3,078
Settlements	(2,628)	(7,354)	(11,033)
Purchases, sales, issuances and settlements, net	(1,720)	(782)	4,267
Available-for-sale securities [Member] | Debt securities [Member]
Assets:
Purchases	345	3,923	12,684
Sales	(301)	(162)	(454)
Issuances	868	2,831	3,078
Settlements	(2,583)	(7,301)	(10,421)
Purchases, sales, issuances and settlements, net	(1,671)	(709)	4,887
Available-for-sale securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Purchases	73	0	1,847
Sales	(144)	(69)	(37)
Issuances	336	648	1,011
Settlements	(834)	(761)	(1,474)
Purchases, sales, issuances and settlements, net	(569)	(182)	1,347
Available-for-sale securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Purchases	134	1,008	5,608
Sales	(34)	(14)	(185)
Issuances	0	0	0
Settlements	(503)	(369)	(1,483)
Purchases, sales, issuances and settlements, net	(403)	625	3,940
Available-for-sale securities [Member] | Corporate debt securities [Member]
Assets:
Purchases	21	0	26
Sales	(32)	0	(37)
Issuances	10	20	0
Settlements	(28)	(33)	(9)
Purchases, sales, issuances and settlements, net	(29)	(13)	(20)
Available-for-sale securities [Member] | Mortgage-backed securities [Member]
Assets:
Purchases	0	0	125
Sales	(75)	(38)	(34)
Issuances	0	0	0
Settlements	(8)	(60)	(71)
Purchases, sales, issuances and settlements, net	(83)	(98)	20
Available-for-sale securities [Member] | Residential [Member]
Assets:
Purchases	0	0	86
Sales	(44)	(37)	(34)
Issuances	0	0	0
Settlements	(2)	(3)	(2)
Purchases, sales, issuances and settlements, net	(46)	(40)	50
Available-for-sale securities [Member] | Commercial [Member]
Assets:
Purchases	0	0	39
Sales	(31)	(1)	0
Issuances	0	0	0
Settlements	(6)	(57)	(69)
Purchases, sales, issuances and settlements, net	(37)	(58)	(30)
Available-for-sale securities [Member] | Asset-backed securities [Member]
Assets:
Purchases	117	2,915	5,078
Sales	(16)	(41)	(161)
Issuances	522	2,163	2,067
Settlements	(1,210)	(6,078)	(7,384)
Purchases, sales, issuances and settlements, net	(587)	(1,041)	(400)
Available-for-sale securities [Member] | Auto loans and leases [Member]
Assets:
Purchases	0	1,751	3,004
Sales	0	0	0
Issuances	0	1,047	666
Settlements	(214)	(3,865)	(4,396)
Purchases, sales, issuances and settlements, net	(214)	(1,067)	(726)
Available-for-sale securities [Member] | Home equity loans [Member]
Assets:
Purchases	0	0	0
Sales	0	(5)	(2)
Issuances	0	0	0
Settlements	0	0	(1)
Purchases, sales, issuances and settlements, net	0	(5)	(3)
Available-for-sale securities [Member] | Other asset-backed securities [Member]
Assets:
Purchases	117	1,164	2,074
Sales	(16)	(36)	(159)
Issuances	522	1,116	1,401
Settlements	(996)	(2,213)	(2,987)
Purchases, sales, issuances and settlements, net	(373)	31	329
Available-for-sale securities [Member] | Equity securities [Member]
Assets:
Purchases	0	0	0
Sales	(4)	(20)	(8)
Issuances	0	0	0
Settlements	(45)	(53)	(612)
Purchases, sales, issuances and settlements, net	(49)	(73)	(620)
Available-for-sale securities [Member] | Perpetual preferred securities [Member]
Assets:
Purchases	0	0	0
Sales	0	(20)	0
Issuances	0	0	0
Settlements	(45)	(53)	(611)
Purchases, sales, issuances and settlements, net	(45)	(73)	(611)
Available-for-sale securities [Member] | Other marketable equity securities [Member]
Assets:
Purchases	0	0	0
Sales	(4)	0	(8)
Issuances	0	0	0
Settlements	0	0	(1)
Purchases, sales, issuances and settlements, net	(4)	0	(9)
Mortgages held for sale [Member]
Assets:
Purchases	208	286	441
Sales	(276)	(574)	0
Issuances	167	0	0
Settlements	(375)	(586)	(749)
Purchases, sales, issuances and settlements, net	(276)	(874)	(308)
Loans [Member]
Assets:
Purchases	76	23	2
Sales	0	0	0
Issuances	438	452	257
Settlements	(618)	(369)	(114)
Purchases, sales, issuances and settlements, net	(104)	106	145
Mortgage servicing rights [Member]
Assets:
Purchases	0	0	0
Sales	(7)	(583)	(293)
Issuances	1,196	3,469	5,182
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	1,189	2,886	4,889
Derivative [Member]
Assets and Liabilities:
Purchases	3	7	393
Sales	(118)	(153)	(377)
Issuances	0	(4)	1
Settlements	(1,210)	988	(6,583)
Purchases, sales, issuances and settlements, net	(1,325)	838	(6,566)
Derivative [Member] | Interest rate contract [Member]
Assets and Liabilities:
Purchases	0	0	11
Sales	0	0	0
Issuances	0	0	0
Settlements	(1,255)	(39)	(7,360)
Purchases, sales, issuances and settlements, net	(1,255)	(39)	(7,349)
Derivative [Member] | Commodity contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	(2)
Issuances	0	0	0
Settlements	(2)	(66)	(48)
Purchases, sales, issuances and settlements, net	(2)	(66)	(50)
Derivative [Member] | Equity contract [Member]
Assets and Liabilities:
Purchases	0	0	386
Sales	(116)	(148)	(375)
Issuances	0	0	1
Settlements	(98)	285	6
Purchases, sales, issuances and settlements, net	(214)	137	18
Derivative [Member] | Foreign exchange contract [Member]
Assets and Liabilities:
Purchases	0	0	2
Sales	0	0	(3)
Issuances	0	0	0
Settlements	(14)	1	6
Purchases, sales, issuances and settlements, net	(14)	1	5
Derivative [Member] | Credit contract [Member]
Assets and Liabilities:
Purchases	3	7	(6)
Sales	(2)	(5)	3
Issuances	0	(4)	0
Settlements	159	807	813
Purchases, sales, issuances and settlements, net	160	805	810
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	0	0
Other assets [Member]
Assets:
Purchases	608	1,064	19
Sales	(1)	(2)	(8)
Issuances	0	0	0
Settlements	(31)	(36)	(72)
Purchases, sales, issuances and settlements, net	576	1,026	(61)
Short sale liabilities [Member]
Liabilities:
Purchases	20	8	9
Sales	(27)	(8)	(9)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	(7)	0	0
Other liabilities excluding derivatives and short sale liabilities [Member]
Liabilities:
Purchases	0	0	(3)
Sales	0	0	11
Issuances	0	(4)	(216)
Settlements	21	11	246
Purchases, sales, issuances and settlements, net	$ 21	$ 7	$ 38